SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023	Aug. 31, 2022
Accounts receivable	$ 51,620	$ 44,130	$ 85,960
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]		Property, Plant and Equipment [Member]
Deferred revenue recognized		$ 440,069	$ 513,072
Revenue	49,972	110,134
Revenue recognized		56,806
Deferred revenue	$ 390,083	$ 440,069
Patents [Member]
Estimated useful life	20 years	20 years
Trademarks [Member]
Estimated useful life	20 years	20 years
Evo Air Manufacturing (M) Sdn Bhd [Member]
Ownership percentage	67.50%	67.50%
Evo Air Marketing Sdn Bhd [Member]
Ownership percentage	100.00%	100.00%
WKL Guanzhe Green Technology Guangzhou Co Ltd [Member]
Ownership percentage	55.00%	55.00%
WKL GUANZHE GREENTECH CHINA CO LTD [Member]
Ownership percentage	55.00%	55.00%